SUPPLEMENT DATED NOVEMBER 7, 2014
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED NOVEMBER 10, 2014
FOR THE

1919 FINANCIAL SERVICES FUND
A (SBFAX), C (SFSLX), I (LMRIX)

1919 SOCIALLY RESPONSIVE BALANCED FUND
A (SSIAX), B (SESIX), C (SESLX), I (LMRNX)

1919 MARYLAND TAX-FREE INCOME FUND
A (LMMDX), C (LMMCX), I (LMMIX)

(each a “Fund and collectively, the “Funds)

In order to facilitate a smooth transition of services to the Funds, certain entities that provided services to your respective Legg Mason Investment Counsel (“LMIC”) Fund(s) through November 7, 2014, will continue to provide part or all of those services directly or indirectly until December 12, 2014, through the use of interim agreements.  These services include those previously provided to the LMIC Funds by BNY Mellon, as the transfer agent and Legg Mason Investor Services, LLC (“LMIS”) as the principal underwriter.  LMIS and Quasar Distributors, LLC will provide co-distributor services for the time period November 7, 2014 through December 12, 2014, when the service providers become those that are described in the Funds’ current Prospectus and SAI dated November 10, 2014.  The Board of Trustees for Trust for Advised Portfolios met in person to approve these interim agreements.

SUPPLEMENT DATED NOVEMBER 7, 2014
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED NOVEMBER 10, 2014
FOR THE

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
(the “Fund”)

In order to facilitate a smooth transition of services to the Fund, certain entities that provided services to the Legg Mason Investment Counsel Variable Social Awareness Portfolio (“LMIC Portfolio”) through November 7, 2014, will continue to provide part or all of those services directly or indirectly until December 12, 2014, through the use of interim agreements.  These services include those previously provided to the LMIC Portfolio by BNY Mellon, as the transfer agent and Legg Mason Investor Services, LLC (“LMIS”) as the principal underwriter.  LMIS and Quasar Distributors, LLC will provide co-distributor services for the time period November 7, 2014 through December 12, 2014, when the service providers become those that are described in the Fund’s current Prospectus and SAI dated November 10, 2014.  The Board of Trustees for Trust for Advised Portfolios met in person to approve these interim agreements.